Share capital, additional paid-in capital, share premium and other reserves - Movement in number of shares outstanding (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Beginning balance, shares outstanding	61,452	60,933
Increase of share capital due to exercise of options by employees during the year, shares	641	519
Ending balance, shares outstanding	62,093	61,452
Ordinary Class A shares
Beginning balance, shares outstanding	13,833	14,278
Transfer between classes	(1,750)	(445)
Ending balance, shares outstanding	12,083	13,833
Ordinary Class B shares
Beginning balance, shares outstanding	47,619	46,655
Transfer between classes	1,750	445
Increase of share capital due to exercise of options by employees during the year, shares	641	519
Ending balance, shares outstanding	50,010	47,619